NOTES PAYABLE (Details) - USD ($)	May 31, 2021	Dec. 31, 2020	Mar. 12, 2020	Dec. 31, 2019
Total	$ 2,936,847	$ 304,769
Less long term notes payable	(30,574)	(30,574)
Long term debt- current portion	2,906,273	274,195
Private Investor [Member]
Total		238,900
PPP Loan [Member]
Total	13,356	13,300
Ally Financial. Inc.- Vehicle [Member]
Total	36,723	39,356
Shopify Capital Loan Agreement Sales Financing [Member]
Total	(46,309)	13,213
Long term debt- current portion	46,309	$ 13,213
Secured Convertible Note Payable [Member]
Total	515,781
Unsecrured Conterible Notes Payable [Member]
Total	162,842
E-Waste Corp Note Payable [Member]
Total	2,003,371
6% Prommisory Note payable [Member]
Total	$ 251,083
Long term debt- current portion			$ 251,083